Average Annual Total Returns - VIPInvestorFreedomFunds-InvestorComboPRO - VIPInvestorFreedomFunds-InvestorComboPRO - VIP Investor Freedom 2025 Portfolio	Apr. 29, 2024
VIP Investor Freedom 2025 Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	13.55%
Past 5 years	8.19%
Past 10 years	6.13%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
IXWFV
Average Annual Return:
Past 1 year	14.13%
Past 5 years	7.49%
Past 10 years	6.15%